Reporting on Financial Instruments - Schedule of Financial Assets and Liabilities Measured on Recurring Basis (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Fair value	€ 13,215	€ 17,420
Loans and receivables	13,215	17,420
Financial instruments measured at fair value through profit or loss
Financial assets available-for-sale
TOTAL CARRYING AMOUNTS	13,215	17,420
Net gains or losses	(14)	79
Fair value	13,631	6,086
Other liabilities	13,079	6,022
Financial instruments measured at fair value through profit or loss	552
TOTAL CARRYING AMOUNTS	13,631	6,022
Net gains or losses	(16)	(72)
Financial Liabilities [Member]
Statement Line Items [Line Items]
Fair value	171
Other liabilities	171
Financial instruments measured at fair value through profit or loss
TOTAL CARRYING AMOUNTS	171
Net gains or losses
Current Trade Accounts Payable [Member]
Statement Line Items [Line Items]
Fair value	1,084
Other liabilities	1,084
Financial instruments measured at fair value through profit or loss
TOTAL CARRYING AMOUNTS	1,084
Net gains or losses	(48)
Other Financial Liabilities Current [Member]
Statement Line Items [Line Items]
Fair value	20	59
Other liabilities	20	58
Financial instruments measured at fair value through profit or loss
TOTAL CARRYING AMOUNTS	20	58
Net gains or losses
Other Financial Liabilities Non-Current [Member]
Statement Line Items [Line Items]
Fair value	12,356	3,660
Other liabilities	11,804	3,597
Financial instruments measured at fair value through profit or loss	552
TOTAL CARRYING AMOUNTS	12,356	3,597
Net gains or losses	32
Financial Liabilities Current [Member]
Statement Line Items [Line Items]
Fair value		274
Other liabilities		274
Financial instruments measured at fair value through profit or loss
TOTAL CARRYING AMOUNTS		274
Net gains or losses
Trade Accounts Payable [Member]
Statement Line Items [Line Items]
Fair value		2,093
Other liabilities		2,093
Financial instruments measured at fair value through profit or loss
TOTAL CARRYING AMOUNTS		2,093
Net gains or losses		(72)
Financial Assets [Member]
Statement Line Items [Line Items]
Fair value
Loans and receivables
Financial instruments measured at fair value through profit or loss
Financial assets available-for-sale
TOTAL CARRYING AMOUNTS
Net gains or losses
Liquid Assets [Member]
Statement Line Items [Line Items]
Fair value	11,083	15,126
Loans and receivables	11,083	15,126
Financial instruments measured at fair value through profit or loss
Financial assets available-for-sale
TOTAL CARRYING AMOUNTS	11,083	15,126
Net gains or losses		79
Trade Accounts Receivable [Member]
Statement Line Items [Line Items]
Fair value	1,561	1,624
Loans and receivables	1,561	1,624
Financial instruments measured at fair value through profit or loss
Financial assets available-for-sale
TOTAL CARRYING AMOUNTS	1,561	1,624
Net gains or losses	(1)	0
Miscellaneous Current Financial Receivables and Assets [Member]
Statement Line Items [Line Items]
Fair value	571	670
Loans and receivables	571	670
Financial instruments measured at fair value through profit or loss
Financial assets available-for-sale
TOTAL CARRYING AMOUNTS	571	670
Net gains or losses	€ (13)	€ 0